UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21609

Western Asset Variable Rate Strategic Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York,			NY 10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

The SEMI-ANNUAL Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MARCH 31, 2008

Western Asset
Variable Rate
Strategic Fund Inc.

(GFY)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maintain a high level of current income.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	18

Statement of operations	19

Statements of changes in net assets	20

Financial highlights	21

Notes to financial statements	22

Board approval of management and subadvisory agreements	33

Additional shareholder information	39

Dividend reinvestment plan	40

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended March 31, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its advance estimate for first quarter 2008 GDP growth was also a tepid 0.6%. While it was once debated whether or not the U.S. would fall into a recession, it is now generally assumed that a recession is likely, and that it may have already begun. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first three months of 2008—the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates on five more occasions through the end of March 2008. Over this time, the federal funds rate fell to 2.25%. The Fed then reduced rates again on April 30, 2008, after the reporting period ended, to 2.00%. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing brokerage firms to borrow

Western Asset Variable Rate Strategic Fund Inc.	I

Letter from the chairman continued

directly from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended March 31, 2008, two-year Treasury yields fell from 3.97% to 1.62%. Over the same time frame, 10-year Treasury yields fell from 4.59% to 3.45%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 5.23%.

Increased investor risk aversion in November 2007 and again in the first quarter of 2008 caused the high-yield bond market to produce weak results over the six-month period ended March 31, 2008. During that period, the Citigroup High Yield Market Indexvi returned -4.20%. While high-yield bond prices rallied several times during the period, several flights to quality dragged down the sector, although default rates continued to be low.

Despite increased investor risk aversion, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned 3.29% over the six months ended March 31, 2008. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

II	Western Asset Variable Rate Strategic Fund Inc.

Performance review

For the six months ended March 31, 2008, Western Asset Variable Rate Strategic Fund Inc. returned -7.29% based on its net asset value (“NAV”)viii and -7.36% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Merrill Lynch Constant Maturity 3-Month LIBOR Indexix, and its former unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 2.75% and 5.23%, respectively, for the same period. The Lipper Global Income Closed-End Funds Category Averagex increased 1.10% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.57 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2008. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of March 31, 2008 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN†
$16.93 (NAV)	-7.29%
$15.12 (Market Price)	-7.36%

All figures represent past performance and are not a guarantee of future results.

†    Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “GFY” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XGFYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/individualinvestors.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Western Asset Variable Rate Strategic Fund Inc.	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 30, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your common shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. The Fund may invest in high-yield and foreign securities, including emerging markets, which involve risks beyond those inherent solely in higher-rated and domestic investments. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks typically not associated with domestic investing, such as currency fluctuations and changes in political conditions. These risks are magnified in emerging or developing markets. Derivatives, such as options or futures, can be illiquid and hard to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
v

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.
vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

viii

NAV is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ix

The Merrill Lynch Constant Maturity 3-Month LIBOR Index is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-month LIBOR rate) and is rolled into a new 3-month instrument. The Index therefore will always have a constant maturity equal to exactly 3 months.

x

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 15 funds in the Fund’s Lipper category.

IV	Western Asset Variable Rate Strategic Fund Inc.

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — March 31, 2008

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	1

Schedule of investments (unaudited)

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES — 23.0%
	Aerospace & Defense — 0.3%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$98,501
	Hawker Beechcraft Acquisition Co.:
10,000	8.875% due 4/1/15(b)	10,275
90,000	9.750% due 4/1/17	90,000
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12(a)	257,187
	Total Aerospace & Defense	455,963
	Airlines — 0.0%
60,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(c)	59,400
	Auto Components — 0.2%
100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	56,500
245,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10(a)	201,512
	Total Auto Components	258,012
	Automobiles — 0.7%
	Ford Motor Co.:
	Debentures:
60,000	8.875% due 1/15/22	46,950
50,000	6.625% due 10/1/28	30,750
790,000	Notes, 7.450% due 7/16/31(a)	525,350
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	35,250
410,000	8.375% due 7/15/33(a)	291,100
	Total Automobiles	929,400
	Building Products — 0.7%
	Associated Materials Inc.:
100,000	Senior Discount Notes, step bond to yield 16.276% due 3/1/14	68,750
100,000	Senior Subordinated Notes, 9.750% due 4/15/12	97,500
	GTL Trade Finance Inc.:
350,000	7.250% due 10/20/17(a)(c)	369,837
389,000	7.250% due 10/20/17(a)(c)	410,768
5,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	3,725
100,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.350% due 3/1/14	49,000
	Total Building Products	999,580
	Chemicals — 0.1%
45,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	34,987

See Notes to Financial Statements.

2	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†		SECURITY	VALUE
		Chemicals — 0.1% continued
20,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	$21,300
25,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	26,938
		Total Chemicals	83,225
		Commercial Banks — 3.0%
770,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14(a)(c)	763,147
		HSBC Bank PLC:
60,000		8.570% due 8/20/12(c)(d)	54,480
14,936,000	RUB	8.900% due 12/20/10(a)(d)	623,372
		Medium-Term Notes:
800,000		6.724% due 7/20/12(a)(c)(d)	661,000
60,000		8.320% due 8/20/12(d)	54,000
560,000		HSBK Europe BV, 7.250% due 5/3/17(a)(c)	487,200
830,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(c)(d)	723,133
7,212,500	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11(a)(c)	298,719
250,000		TuranAlem Finance BV, Bonds, 5.269% due 1/22/09(a)(c)(d)	234,263
390,000		VTB Capital SA, 4.812% due 11/2/09(c)(d)	381,225
		Total Commercial Banks	4,280,539
		Commercial Services & Supplies — 0.4%
100,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	86,500
90,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	92,025
125,000		Interface Inc., Senior Notes, 10.375% due 2/1/10(a)	131,250
110,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	92,400
120,000		US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15(c)	98,400
		Total Commercial Services & Supplies	500,575
		Construction & Engineering — 0.4%
570,000		Odebrecht Finance Ltd., 7.500% due 10/18/17(a)(c)	591,375
		Consumer Finance — 4.2%
		Ford Motor Credit Co.:
		Notes:
115,000		6.625% due 6/16/08(a)	113,706
3,000,000		5.828% due 1/15/10(a)(d)	2,510,199
220,000		Senior Notes, 9.875% due 8/10/11(a)	196,319
		General Motors Acceptance Corp.:
50,000		Bonds, 8.000% due 11/1/31	35,911
		Notes:
25,000		7.250% due 3/2/11	19,696

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	3

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Consumer Finance — 4.2% continued
4,000,000	5.276% due 12/1/14(a)(d)	$2,676,052
500,000	6.750% due 12/1/14(a)	354,283
	Total Consumer Finance	5,906,166
	Containers & Packaging — 0.2%
	Graham Packaging Co. Inc.:
75,000	8.500% due 10/15/12	67,875
30,000	Senior Subordinated Notes, 9.875% due 10/15/14	25,350
190,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13(a)	183,350
	Total Containers & Packaging	276,575
	Diversified Consumer Services — 0.1%
	Education Management LLC/Education Management Finance Corp.:
90,000	Senior Notes, 8.750% due 6/1/14	76,500
35,000	Senior Subordinated Notes, 10.250% due 6/1/16	28,000
30,000	Service Corp. International, Senior Notes, 7.625% due 10/1/18	30,300
	Total Diversified Consumer Services	134,800
	Diversified Financial Services — 1.2%
80,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(c)	58,800
100,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(c)	84,500
250,000	Chukchansi Economic Development Authority, Senior Notes, 8.238% due 11/15/12(a)(c)(d)	217,500
80,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	80,800
300,000	Merna Reinsurance Ltd., Subordinated Notes, 4.446% due 7/7/10(a)(c)(d)	273,690
840,000	TNK-BP Finance SA, 6.875% due 7/18/11(a)(c)	820,050
20,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15	15,400
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14(a)	120,937
	Total Diversified Financial Services	1,671,677
	Diversified Telecommunication Services — 1.1%
467,000	Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17(a)(c)	470,502
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	36,225
135,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27(a)	116,438
25,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	9,125
225,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16(a)	229,219

See Notes to Financial Statements.

4	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 1.1% continued
40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	$32,900
250,000	Qwest Corp., Notes, 6.050% due 6/15/13(a)(d)	226,250
	Virgin Media Finance PLC, Senior Notes:
100,000	8.750% due 4/15/14	90,250
130,000	9.125% due 8/15/16(a)	117,000
190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16(a)	187,625
	Total Diversified Telecommunication Services	1,515,534
	Electric Utilities — 0.8%
1,022,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)(c)	1,057,770
10,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	10,975
	Total Electric Utilities	1,068,745
	Energy Equipment& Services — 0.1%
155,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16(a)	149,575
20,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,900
	Total Energy Equipment& Services	170,475
	Food& Staples Retailing — 0.4%
467,789	CVS Corp., Pass-through Certificates, 6.117% due 1/10/13(a)(c)	496,254
	Gas Utilities — 0.0%
45,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	44,100
	Health Care Equipment& Supplies — 0.0%
15,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	12,975
	Health Care Providers& Services — 0.5%
60,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	60,525
	HCA Inc.:
195,000	Notes, 6.375% due 1/15/15(a)	165,994
100,000	Senior Secured Notes, 9.625% due 11/15/16(a)(b)	104,000
275,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14(a)	267,437
10,000	Universal Hospital Services Inc., 8.500% due 6/1/15(b)	10,050
36,877	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(b)(d)	28,580
	Total Health Care Providers& Services	636,586
	Hotels, Restaurants& Leisure — 0.6%
35,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(e)	1,225
234,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19(a)(c)	204,750

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Hotels, Restaurants& Leisure — 0.6% continued
85,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14(e)	$15,937
70,000	Inn of the Mountain Gods Resort& Casino, Senior Notes, 12.000% due 11/15/10	68,250
260,000	MGM MIRAGE Inc., Senior Notes, 7.625% due 1/15/17(a)	237,900
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15(a)	162,000
25,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	20,875
	Snoqualmie Entertainment Authority, Senior Secured Notes:
10,000	6.936% due 2/1/14(c)(d)	8,200
5,000	9.125% due 2/1/15(c)	4,300
	Station Casinos Inc.:
155,000	Senior Notes, 7.750% due 8/15/16(a)	125,550
15,000	Senior Subordinated Notes, 6.875% due 3/1/16	8,813
	Total Hotels, Restaurants& Leisure	857,800
	Household Durables — 0.2%
45,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	45,563
220,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.979% due 9/1/12(a)	193,600
	Total Household Durables	239,163
	Independent Power Producers& Energy Traders — 1.4%
40,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	37,779
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10(a)	398,437
25,000	8.875% due 2/15/11	26,313
120,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19(a)	112,800
	Edison Mission Energy, Senior Notes:
80,000	7.750% due 6/15/16	82,800
30,000	7.200% due 5/15/19	29,775
30,000	7.625% due 5/15/27	28,350
820,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)(c)	815,900
130,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13(a)	131,950
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	74,250
310,000	7.375% due 2/1/16(a)	304,575
	Total Independent Power Producers& Energy Traders	2,042,929
	IT Services — 0.2%
50,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)(c)	41,875

See Notes to Financial Statements.

6	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	IT Services — 0.2% continued
	SunGard Data Systems Inc.:
50,000	Senior Notes, 9.125% due 8/15/13	$50,750
175,000	Senior Subordinated Notes, 10.250% due 8/15/15(a)	176,750
	Total IT Services	269,375
	Machinery — 0.0%
10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	9,950
	Media — 1.1%
60,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	59,925
557,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(a)	389,900
10,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	6,063
100,000	Charter Communications Inc., 10.875% due 9/15/14(c)	99,000
30,000	CMP Susquehanna Corp., 9.875% due 5/15/14	20,850
	CSC Holdings Inc.:
75,000	Senior Debentures, 8.125% due 8/15/09	75,937
250,000	Senior Notes, 8.125% due 7/15/09(a)	253,125
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14(a)	342,187
105,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	68,513
	R.H. Donnelley Corp.:
80,000	Senior Discount Notes, 6.875% due 1/15/13	49,200
240,000	Senior Notes, 8.875% due 10/15/17(a)(c)	151,200
50,000	Sun Media Corp., 7.625% due 2/15/13	47,500
40,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(c)	34,600
	Total Media	1,598,000
	Metals & Mining — 0.8%
300,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17(a)	319,125
150,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15(a)	147,750
80,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14(b)(c)(d)	59,200
25,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	22,250
125,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(a)(c)	118,750
95,000	Steel Dynamics Inc., 6.750% due 4/1/15	93,575
50,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	44,250
	Vale Overseas Ltd., Notes:
128,000	6.250% due 1/23/17(a)	127,792
201,000	6.875% due 11/21/36(a)	197,124
	Total Metals & Mining	1,129,816

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Multiline Retail — 0.1%
115,000	Dollar General Corp., 11.875% due 7/15/17(b)	$101,200
60,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	60,300
	Total Multiline Retail	161,500
	Office Electronics — 0.1%
120,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17(a)	126,885
	Oil, Gas & Consumable Fuels — 2.1%
170,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12(a)	171,275
70,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	68,250
210,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15(a)	214,200
	El Paso Corp., Medium-Term Notes:
375,000	7.375% due 12/15/12(a)	380,610
300,000	7.750% due 1/15/32(a)	309,611
	Enterprise Products Operating LP:
120,000	7.034% due 1/15/68	102,034
80,000	Junior Subordinated Notes, 8.375% due 8/1/66	77,983
60,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	58,650
	Gazprom, Loan Participation Notes:
190,000	6.212% due 11/22/16(c)	176,225
210,000	6.510% due 3/7/22(c)	187,688
30,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	28,875
330,000	LUKOIL International Finance BV, 6.356% due 6/7/17(a)(c)	307,725
55,000	OPTI Canada Inc., 8.250% due 12/15/14	54,725
75,000	Peabody Energy Corp., 6.875% due 3/15/13	76,500
45,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(c)	41,400
140,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11(a)	139,300
20,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(c)	18,650
500,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32(a)	580,000
	Total Oil, Gas & Consumable Fuels	2,993,701
	Paper & Forest Products — 0.3%
	Abitibi-Consolidated Co. of Canada:
190,000	13.750% due 4/1/11(c)	195,225
10,000	Senior Notes, 7.750% due 6/15/11	5,450
	Abitibi-Consolidated Inc.:
20,000	Debentures, 7.400% due 4/1/18	8,900
80,000	Notes, 8.550% due 8/1/10	46,400

See Notes to Financial Statements.

8	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Paper & Forest Products — 0.3% continued
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	$96,750
125,000	Senior Subordinated Notes, 9.750% due 6/15/14(a)	119,062
20,000	NewPage Corp., Senior Secured Notes, 9.489% due 5/1/12(d)	19,900
	Total Paper & Forest Products	491,687
	Pharmaceuticals — 0.0%
145,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(e)(f)	544
	Real Estate Investment Trusts (REITs) — 0.2%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,775
425,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12(a)	314,761
30,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17	29,475
	Total Real Estate Investment Trusts (REITs)	349,011
	Real Estate Management & Development — 0.1%
15,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	8,100
190,000	Realogy Corp., 12.375% due 4/15/15	85,500
	Total Real Estate Management & Development	93,600
	Road & Rail — 0.2%
360,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16(a)	338,850
	Software — 0.0%
30,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	25,350
	Specialty Retail — 0.1%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	65,600
40,000	Michaels Stores Inc., 11.375% due 11/1/16	31,600
	Total Specialty Retail	97,200
	Textiles, Apparel & Luxury Goods — 0.0%
25,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	23,875
50,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	32,500
	Total Textiles, Apparel & Luxury Goods	56,375
	Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	9,450
40,000	11.000% due 5/15/12	40,800
	Total Tobacco	50,250

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Trading Companies & Distributors — 0.1%
50,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(c)	$40,750
130,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16(a)	107,900
	Total Trading Companies & Distributors	148,650
	Transportation Infrastructure — 0.1%
210,000	Saint Acquisition Corp., Senior Secured Notes, 10.815% due 5/15/15(c)(d)	84,525
	Wireless Telecommunication Services — 0.9%
10,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	9,250
	Rural Cellular Corp.:
100,000	Senior Notes, 9.875% due 2/1/10(a)	103,250
20,000	Senior Subordinated Notes, 6.076% due 6/1/13(d)	20,100
731,000	True Move Co., Ltd., 10.750% due 12/16/13(a)(c)	690,795
380,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(c)	375,250
	Total Wireless Telecommunication Services	1,198,645
	TOTAL CORPORATE BONDS & NOTES (Cost — $36,373,136)	32,455,762
ASSET-BACKED SECURITIES — 14.3%
	Automobiles — 0.4%
630,000	AmeriCredit Automobile Receivables Trust, 3.110% due 5/7/12(a)(d)	596,383
	Home Equity — 13.9%
350,000	Asset Backed Funding Certificates, 2.909% due 1/25/35(a)(d)	312,715
405,375	Asset Backed Securities Corp., 2.759% due 6/25/35(a)(d)	400,709
338,947	Bravo Mortgage Asset Trust, 2.729% due 7/25/36(a)(c)(d)	333,387
	Countrywide Asset-Backed Certificates:
744,021	3.599% due 8/25/47(a)(c)(d)	719,681
814,174	3.499% due 10/25/47(a)(d)	669,126
451,497	EMC Mortgage Loan Trust, 3.149% due 3/25/31(a)(c)(d)	372,620
2,000,000	GMAC Mortgage Corp. Loan Trust, 2.669% due 12/25/36(a)(d)	1,994,677
1,232,774	Greenpoint Home Equity Loan Trust, 3.378% due 8/15/30(a)(d)	1,011,725
410,000	GSAMP Trust, 4.199% due 11/25/34(a)(d)	290,372
1,002,165	Home Equity Mortgage Trust, 2.759% due 7/25/36(a)(d)	614,843
410,000	IXIS Real Estate Capital Trust, 2.939% due 2/25/36(a)(d)	397,396
492,846	JP Morgan Mortgage Acquisition Corp., 2.859% due 7/25/35(a)(d)	480,847
2,731,845	Lehman XS Trust, 4.660% due 7/25/35(a)(d)	1,937,150
	Long Beach Mortgage Loan Trust:
219,940	2.739% due 11/25/35(a)(d)	215,875
300,000	2.839% due 1/25/46(a)(d)	265,315

See Notes to Financial Statements.

10	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Home Equity — 13.9% continued
338,848	MASTR Second Lien Trust, 2.869% due 9/25/35(a)(d)	$327,710
	Morgan Stanley ABS Capital I:
1,100,000	2.969% due 2/25/37(a)(d)	331,674
1,000,000	3.019% due 2/25/37(a)(d)	246,150
800,000	3.149% due 2/25/37(a)(d)	168,082
500,000	3.599% due 2/25/37(d)	86,651
700,000	3.799% due 2/25/37(a)(d)	111,558
946,229	Morgan Stanley Mortgage Loan Trust, 2.719% due 10/25/36(a)(d)	936,126
250,601	Option One Mortgage Loan Trust, 2.999% due 2/25/35(a)(d)	229,832
	RAAC Series:
1,300,823	2.889% due 1/25/46(a)(c)(d)	1,184,173
1,200,000	3.399% due 10/25/46(a)(c)(d)	240,000
760,949	2.869% due 5/25/36(a)(c)(d)	674,758
659,568	2.849% due 2/25/37(a)(c)(d)	589,989
627,621	3.799% due 9/25/47(a)(d)	502,097
204,425	Renaissance Home Equity Loan Trust, 3.039% due 8/25/33(a)(d)	191,441
141,776	Renaissance Net Interest Margin Trust, 8.353% due 6/25/37(c)	70,888
	SACO I Trust:
429,872	2.949% due 9/25/35(a)(d)	350,047
1,215,386	2.769% due 3/25/36(a)(d)	610,918
1,213,393	2.829% due 4/25/36(a)(d)	676,597
107,070	Sail Net Interest Margin Notes, 5.500% due 3/27/34(c)	12
	Structured Asset Investment Loan Trust:
810,000	3.899% due 10/25/34(a)(d)	638,512
39,548	2.829% due 2/25/35(c)(d)	39,122
	Structured Asset Securities Corp.:
1,177,328	2.869% due 5/25/31(a)(c)(d)	1,073,386
290,000	2.779% due 5/25/47(a)(d)	208,936
500,000	Washington Mutual Asset-Backed Certificates, 3.649% due 5/25/47(d)	82,521
	Total Home Equity	19,587,618
	TOTAL ASSET-BACKED SECURITIES (Cost — $28,486,827)	20,184,001
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.4%
497,362	Adjustable Rate Mortgage Trust, 2.869% due 2/25/36(a)(d)	321,576
	American Home Mortgage Investment Trust:
410,000	3.399% due 11/25/45(a)(d)	149,340
659,288	5.350% due 11/25/45(a)(d)	560,968

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Banc of America Funding Corp.:
1,091,326	6.000% due 5/20/33(a)	$1,097,878
969,240	5.663% due 6/20/35(a)(d)	749,735
1,156,094	Countrywide Alternative Loan Trust, 2.766% due 7/20/35(a)(d)	897,420
1,742,700	Countrywide Home Loans, 5.310% due 2/20/36(a)(d)	1,658,079
	Downey Savings & Loan Association Mortgage Loan Trust:
1,301,441	2.889% due 8/19/45(a)(d)	1,012,287
628,437	5.246% due 3/19/46(a)(d)	488,806
628,437	5.246% due 3/19/47(a)(d)	338,472
	Federal Home Loan Mortgage Corp. (FHLMC):
	PAC IO:
4,689,493	5.000% due 1/15/19(f)	510,431
5,273,150	5.000% due 5/15/23(f)	865,869
2,897,077	5.000% due 5/15/23(f)	25,177
5,907,835	5.000% due 1/15/24(f)	237,356
4,234,623	5.000% due 5/15/24(f)	104,747
8,750,022	5.000% due 7/15/26(f)	503,593
	PAC-1 IO:
52,713	5.000% due 8/15/19	16
5,604,845	5.000% due 3/15/22(f)	885,213
	Federal National Mortgage Association (FNMA) STRIP, IO:
4,406,270	5.500% due 7/1/18(d)(f)	624,224
13,068,051	5.000% due 7/1/33(f)	2,873,531
411,554	Harborview Mortgage Loan Trust, 2.909% due 1/19/35(a)(d)	360,451
	Indymac Index Mortgage Loan Trust:
576,861	3.029% due 9/25/34(a)(d)	531,050
159,564	2.999% due 11/25/34(a)(d)	144,136
175,417	2.989% due 12/25/34(a)(d)	158,462
1,107,745	5.387% due 10/25/35(a)(d)	866,319
680,706	Lehman XS Trust, 2.899% due 11/25/35(a)(d)	536,640
261,721	Long Beach Mortgage Loan Trust, 3.424% due 9/25/31(a)(d)	174,104
1,391,292	Luminent Mortgage Trust, 2.799% due 2/25/46(a)(d)	1,055,957
	MASTR ARM Trust:
388,019	5.037% due 12/25/33(a)(d)	373,326
1,024,333	5.322% due 12/25/46(a)(d)	757,566
1,673,069	Morgan Stanley Mortgage Loan Trust, 5.469% due 5/25/36(a)(d)	1,347,221
707,198	Residential Accredit Loans Inc., 2.879% due 12/25/45(a)(d)	553,760
1,333,198	Structured Adjustable Rate Mortgage Loan Trust, 2.969% due 7/25/34(a)(d)	1,320,220

See Notes to Financial Statements.

12	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Structured Asset Mortgage Investments Inc.:
1,421,489	2.829% due 2/25/36(a)(d)	$1,077,765
685,467	2.809% due 4/25/36(a)(d)	519,978
	Structured Asset Securities Corp.:
449,176	3.699% due 2/25/28(a)(d)	397,140
181,813	3.599% due 3/25/28(a)(d)	155,016
498,700	3.539% due 8/25/28(a)(d)	433,729
6,284,090	6.339% due 6/25/35(a)(c)(d)	6,570,412
580,165	Thornburg Mortgage Securities Trust, 2.869% due 10/25/45(a)(d)	573,232
	WaMu Mortgage Pass-Through Certificates:
375,077	5.667% due 3/25/37(a)(d)	355,301
875,344	2.959% due 7/25/45(a)(d)	609,461
436,816	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.266% due 4/25/46(a)(d)	339,010
1,243,315	Wells Fargo Mortgage Backed Securities Trust, 4.614% due 1/25/35(a)(d)	1,251,993
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $36,953,452)	34,366,967
COLLATERALIZED SENIOR LOANS — 8.2%
	Distributors — 0.5%
987,500	Keystone Auto Industry Inc., Term Loan B, 8.636% due 10/30/09(c)(d)	780,125
	Diversified Financial Services — 0.3%
497,500	Chrysler Financial, Term Loan B, 9.360% due 8/3/12(c)(d)	413,824
	Diversified Telecommunication Services — 0.7%
992,405	Cablevision Systems Corp., Term Loan B, 6.875% due 3/30/13(c)(d)	929,902
	Electric Utilities — 0.6%
995,000	TXU Corp., Term Loan B, 6.579% due 10/10/14(c)(d)	908,503
	Energy Equipment & Services — 0.7%
1,000,000	SandRidge Energy, Term Loan, 8.854% due 4/1/14(c)(d)	935,000
	Health Care Providers & Services — 1.2%
992,462	HCA Inc., Term Loan B, 7.448% due 11/1/13(c)(d)	914,217
974,254	Health Management Association, Term Loan B, 6.948% due 1/16/14(c)(d)	848,667
	Total Health Care Providers & Services	1,762,884
	Hotels, Restaurants & Leisure — 0.2%
750,000	BLB Worldwide Holdings Inc., Term Loan, 9.720% due 8/15/12(d)	300,000
	Independent Power Producers & Energy Traders — 0.6%
850,028	NRG Energy Inc., Term Loan, 6.948% due 2/1/13(c)(d)	797,491

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Media — 1.2%
997,500	Charter Communications Operating LLC, First Lien, 5.260% due 3/5/14(c)(d)	$845,174
992,462	Idearc Inc., Term Loan B, 7.200% due 11/1/14(c)(d)	798,560
	Total Media	1,643,734
	Multiline Retail — 0.3%
500,000	Neiman Marcus Group Inc., Term Loan B, 7.448% due 3/13/13(c)(d)	463,798
	Oil, Gas & Consumable Fuels — 0.6%
	Ashmore Energy International:
47,569	Synthetic Revolving Credit Facility, 5.098% due 3/30/14(c)(d)	41,385
350,797	Term Loan, 8.360% due 3/30/14(c)(d)	305,193
	Targa Resources Inc., Term Loans:
342,935	7.525% due 10/28/12(c)(d)	324,932
193,548	Tranche A, 7.168% due 10/28/12(c)(d)	183,387
	Total Oil, Gas & Consumable Fuels	854,897
	Trading Companies & Distributors — 1.3%
1,060,200	Penhall International Corp., Term Loan, 12.393% due 4/1/12(c)(d)	837,558
1,000,000	Transdigm Inc. Term B, 7.200% due 6/23/13(c)(d)	940,833
	Total Trading Companies & Distributors	1,778,391
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $13,307,760)	11,568,549
MORTGAGE-BACKED SECURITIES — 17.5%
	FHLMC — 3.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
1,081,500	4.937% due 10/1/37(a)(d)	1,100,330
3,538,553	5.984% due 7/1/36(a)(d)	3,560,104
471,222	Gold, 7.000% due 6/1/17(a)	494,531
	TOTAL FHLMC	5,154,965
	FNMA — 13.8%
	Federal National Mortgage Association (FNMA):
2,846,588	5.500% due 1/1/14-4/1/35(a)	2,883,965
1,287,161	7.000% due 10/1/18-6/1/32(a)	1,373,363
4,112,750	6.000% due 5/1/33-11/1/37(a)	4,235,134
7,700,000	5.000% due 4/14/38(g)	7,621,799
3,300,000	5.500% due 4/14/38(g)	3,331,452
	TOTAL FNMA	19,445,713
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $24,446,720)	24,600,678

See Notes to Financial Statements.

14	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS — 3.6%
		Argentina — 0.6%
		Republic of Argentina Bonds:
251,642	ARS	2.000% due 1/3/10(d)	$175,918
657,000		7.000% due 9/12/13	539,342
		GDP Linked Securities:
275,000	EUR	1.262% due 12/15/35(d)	43,461
270,000		1.318% due 12/15/35(d)	32,940
50,385	ARS	1.383% due 12/15/35(d)	1,566
		Total Argentina	793,227
		Ecuador — 0.2%
325,000		Republic of Ecuador, 10.000% due 8/15/30(c)	316,063
		El Salvador — 0.2%
		Republic of El Salvador:
132,000		7.750% due 1/24/23(c)	146,520
59,000		8.250% due 4/10/32(c)	67,113
		Total El Salvador	213,633
		Mexico — 0.5%
695,000		United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	775,828
		Panama — 0.7%
		Republic of Panama:
521,000		9.375% due 4/1/29	690,325
260,000		6.700% due 1/26/36	265,525
		Total Panama	955,850
		Russia — 0.8%
655,000		Russian Federation, 12.750% due 6/24/28(c)	1,183,094
		Venezuela — 0.6%
		Bolivarian Republic of Venezuela:
24,000		8.500% due 10/8/14	22,380
232,000		5.750% due 2/26/16	182,120
		Collective Action Securities:
105,000		9.375% due 1/13/34	97,387
500,000		Notes, 10.750% due 9/19/13	516,250
		Total Venezuela	818,137
		TOTAL SOVEREIGN BONDS (Cost — $4,906,911)	5,055,833

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

SHARES	SECURITY	VALUE
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Automobiles — 0.0%
100	Ford Motor Co., Series F, 7.550%	$1,517
FINANCIALS — 0.0%
	Diversified Financial Services — 0.0%
600	Preferred Plus, Trust Series FRD-1, 7.400%	8,670
1,700	Saturns, Series F 2003-5, 8.125%	24,310
	TOTAL FINANCIALS	32,980
	TOTAL PREFERRED STOCKS (Cost — $42,106)	34,497
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $144,516,912)	128,266,287

FACE AMOUNT†
SHORT-TERM INVESTMENTS — 15.8%
	U.S. Government Agency — 0.7%
970,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.691% - 2.050% due 12/15/08(h)(i) (Cost — $957,369)	956,409
	Repurchase Agreement — 15.1%
21,265,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity — $21,266,329; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/18/36; Market value — $22,242,938) (Cost — $21,265,000)(a)	21,265,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $22,222,369)	22,221,409
	TOTAL INVESTMENTS — 106.8% (Cost — $166,739,281#)	150,487,696
	Liabilities in Excess of Other Assets — (6.8)%	(9,568,643)
	TOTAL NET ASSETS — 100.0%	$140,919,053

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

All or a portion of this security is segregated for open futures contracts, written options, swap contracts, foreign currency contracts, mortgage dollar rolls and securities traded on a to-be-announced (“TBA”) basis.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(e)	Security is currently in default.
(f)	Illiquid security.
(g)	This security is traded on a TBA basis (See Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Abbreviations used in this schedule:

ARM	– Adjustable Rate Mortgage
ARS	– Argentine Peso
EUR	– Euro
GDP	– Gross Domestic Product
IO	– Interest Only
MASTR	– Mortgage Asset Securitization Transactions Inc.
OJSC	– Open Joint Stock Company
PAC	– Planned Amortization Class
RUB	– Russian Ruble
STRIP	– Separate Trading of Registered Interest and Principal

SCHEDULE OF OPTIONS WRITTEN (unaudited)

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
16	Eurodollar Futures, Put	3/16/09	$ 97.50	$11,300
46	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	110.50	2,156
	TOTAL OPTIONS WRITTEN (Premiums Received — $42,315)			$13,456

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

March 31, 2008

ASSETS:
Investments, at value (Cost — $145,474,281)	$129,222,696
Repurchase agreement, at value (Cost — $21,265,000)	21,265,000
Foreign currency, at value (Cost — $22,100)	22,480
Cash	23,128
Deposits with brokers for open futures contracts	1,800,000
Interest receivable	1,456,446
Interest receivable for open swap contracts	394,561
Receivable for securities sold	256,834
Receivable for open forward currency contracts	44,082
Prepaid expenses	22,171
Total Assets	154,507,398
LIABILITIES:
Payable for securities purchased	11,000,884
Swap contracts, at value (premium paid $163,980)	2,008,000
Interest payable for open swap contracts	374,499
Investment management fee payable	97,525
Directors’ fees payable	16,372
Options written, at value (premium received $42,315)	13,456
Payable to broker — variation margin on open futures contracts	9,938
Accrued expenses	67,671
Total Liabilities	13,588,345
TOTAL NET ASSETS	$140,919,053
NET ASSETS:
Par value ($0.001 par value; 8,323,434 shares issued and outstanding; 100,000,000 shares authorized)	$8,323
Paid-in capital in excess of par value	158,195,188
Over distributed net investment income	(1,040,407)
Accumulated net realized gain on investments, futures contracts, options written, swap contracts and foreign currency transactions	1,296,323
Net unrealized depreciation on investments, futures contracts, options written, swap contracts and foreign currencies	(17,540,374)
TOTAL NET ASSETS	$140,919,053
Shares Outstanding	8,323,434
Net Asset Value	$16.93

See Notes to Financial Statements.

18	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2008

INVESTMENT INCOME:
Interest	$5,032,153
Dividends	2,376
Total Investment Income	5,034,529
EXPENSES:
Investment management fee (Note 2)	619,104
Audit and tax	31,519
Shareholder reports	28,720
Directors’ fees	12,019
Transfer agent fees	7,965
Stock exchange listing fees	6,608
Legal fees	1,916
Insurance	1,402
Custody fees	1,313
Miscellaneous expenses	3,714
Total Expenses	714,280
NET INVESTMENT INCOME	4,320,249
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	697,319
Futures contracts	1,103,777
Options written	42,610
Swap contracts	97,508
Foreign currency transactions	30,922
Net Realized Gain	1,972,136
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(15,377,969)
Futures contracts	429,088
Options written	28,859
Swap contracts	(2,608,150)
Foreign currencies	33,486
Change in Net Unrealized Appreciation/Depreciation	(17,494,686)
Increase From Payment by Affiliate (Note 2)	349
Net Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(15,522,201)
DECREASE IN NET ASSETS FROM OPERATIONS	$(11,201,952)

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	19

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (unaudited) AND THE YEAR ENDED SEPTEMBER 30, 2007	2008	2007
OPERATIONS:
Net investment income	$4,320,249	$8,910,387
Net realized gain	1,972,136	162,848
Change in net unrealized appreciation/depreciation	(17,494,686)	(3,925,043)
Increase from payment by affiliate	349	—
Increase (Decrease) in Net Assets from Operations	(11,201,952)	5,148,192
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(4,744,357)	(10,862,490)
Net realized gains	—	(1,204,824)
Decrease in Net Assets from Distributions to Shareholders	(4,744,357)	(12,067,314)
DECREASE IN NET ASSETS	(15,946,309)	(6,919,122)
NET ASSETS:
Beginning of period	156,865,362	163,784,484
End of period*	$140,919,053	$156,865,362
* Includes over distributed net investment income of:	$(1,040,407)	$(616,299)

See Notes to Financial Statements.

20	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30,

UNLESS OTHERWISE NOTED:

	2008[1,2]	2007[2]	2006[2]	2005[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$18.85	$19.68	$19.47	$19.06 [4]
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.52	1.07	1.04	0.86
Net realized and unrealized gain (loss)	(1.87)	(0.45)	0.36	0.45
Total income (loss) from operations	(1.35)	0.62	1.40	1.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(1.31)	(1.07)	(0.85)
Net realized gains	—	(0.14)	(0.12)	—
Return of capital	—	—	—	(0.05)
Total distributions	(0.57)	(1.45)	(1.19)	(0.90)
NET ASSET VALUE, END OF PERIOD	$16.93	$18.85	$19.68	$19.47
MARKET PRICE, END OF PERIOD	$15.12	$16.91	$17.36	$17.16
Total return, based on NAV[5,6]	(7.29)%[7]	3.21%	7.45%	7.06%
Total return, based on Market Price[6]	(7.36)%[7]	5.75%	8.46%	(9.82)%
NET ASSETS, END OF PERIOD (000s)	$140,919	$156,865	$163,784	$162,066
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.95%[8]	0.97%[9]	2.35%	1.65%[8]
Gross expenses, excluding interest expense	0.95 [8]	0.97 [9]	1.16	1.07 [8]
Net expenses	0.95 [8]	0.97 [9,10]	2.34 [10]	1.65 [8]
Net expenses, excluding interest expense	0.95 [8]	0.97 [9,10]	1.16 [10]	1.07 [8]
Net investment income	5.75 [8]	5.53	5.35	4.94 [8]
PORTFOLIO TURNOVER RATE	35%[11]	160%[11]	27%	46%

1	For the six months ended March 31, 2008 (unaudited).
2	Per share amounts have been calculated using the average shares method.
3	For the period October 26, 2004 (inception date) to September 30, 2005.
4	Initial public offering price of $20.00 per share less offering costs and sales load totaling $0.94 per share.
5

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

7	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
8	Annualized.
9

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both have been 0.97%.

10	Reflects fee waivers and/or expense reimbursements.
11

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 107% for the six months ended March 31, 2008 and 197% for the year ended September 30, 2007.

See Notes to Financial Statements.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as

22	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(f) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(g) Stripped securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been

24	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

26	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(n) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

(o) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar-denominated debt securities. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on assets managed by Western Asset Limited.

During the six months ended March 31, 2008, LMPFA reimbursed the Fund in the amount of $349 for losses incurred resulting from an investment transaction error.

28	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended March 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$15,921,455	$36,081,733
Sales	25,183,489	31,385,827

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 2,739,492
Gross unrealized depreciation	(18,991,077)
Net unrealized depreciation	$(16,251,585)

At March 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
90 Day British Pound Sterling	119	6/08	$28,067,954	$27,926,860	$(141,094)
Euribor	67	9/08	25,513,448	25,382,397	(131,051)
Eurodollar	3	6/08	720,440	732,975	12,535
Eurodollar	3	9/08	721,953	734,288	12,335
Eurodollar	3	12/08	722,365	733,800	11,435
Eurodollar	3	3/09	721,940	733,613	11,673
Eurodollar	3	6/09	720,940	732,225	11,285
Eurodollar	3	9/09	719,928	730,688	10,760
LIBOR	33	9/08	7,792,417	7,770,223	(22,194)
U.S. Treasury 2 Year Note	342	6/08	73,117,616	73,412,437	294,821
U.S. Treasury 5 Year Note	126	6/08	14,156,841	14,393,531	236,690
U.S. Treasury 10 Year Note	92	6/08	10,774,007	10,943,688	169,681
Net unrealized gain on open futures contracts					$ 476,876

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

At March 31, 2008, the Fund had the following open forward foreign currency contracts as described below:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN
Contracts to Buy:
Eurodollar	412,923	$651,677	5/7/08	$43,520
Indian Rupee	6,667,050	165,189	6/16/08	204
Indian Rupee	2,212,000	54,807	6/16/08	203
Indian Rupee	2,209,200	54,737	6/16/08	155
Net Unrealized Gain on Open Foreign Currency Contracts				$44,082

During the six months ended March 31, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Options written, outstanding September 30, 2007	—	—
Options written	246	$113,723
Options closed	(184)	(71,408)
Options expired	—	—
Options written, outstanding March 31, 2008	62	$42,315

At March 31, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/15
Unrealized Depreciation	$(600,984)
Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 4.655%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/7/14
Unrealized Depreciation	$(1,073,052)

30	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	9/17/08
Notional Amount:	$5,370,000
Payments Made by Fund:	Fixed Rate 4.25%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	9/17/18
Unrealized Depreciation	$(20,235)

At March 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	8/12/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$3,069,000
Payments Received by the Fund:	Fixed Rate 2.750%
Payments Made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(149,749)

At March 31, 2008, the Fund held TBA securities with a total cost of $10,810,672.

The average monthly balance of mortgage dollar rolls outstanding for the Fund for the six months ended March 31, 2008 was approximately $5,961,029.

4. Distributions subsequent to March 31, 2008

On February 15, 2008, the Board of Directors of the Fund declared distributions, each in the amount of $0.0950 per share, payable on April 25, 2008 and May 30, 2008 to shareholders of record on April 18, 2008 and May 23, 2008, respectively.

5. Capital loss carryforward

On September 30, 2007, the Fund had a net capital loss carryforward of $340,251 which expires on September 30, 2015. This amount will be available to offset like amounts of any future taxable capital years.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157.

Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

The Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

32	Western Asset Variable Rate Strategic Fund Inc. 2008 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

Background

The Investment Company Act of 1940 (the “1940 Act”) requires that the Board of Directors (the “Board”) of Western Asset Variable Rate Strategic Fund, Inc.(the “Fund”), including a majority of its members that are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve the continuation of the investment management contract (the “Management Agreement”) with the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the sub-advisory agreements (the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company (“Western Asset”) and Western Asset Management London (“Western Asset Limited” and together with Western Asset, the “Subadviser”), on an annual basis. At a meeting (the “Contract Renewal Meeting”) held in-person on November 13 and 14, 2007, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and Sub-Advisory Agreements for an additional one-year term. To assist in its consideration of the renewals of the Management Agreement and Sub-Advisory Agreements, the Board received and considered a variety of information about the Manager and Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board (the “Contract Renewal Information”), certain portions of which are discussed below. A presentation made by the Manager and Subadviser to the Board at the Contract Renewal Meeting in connection with its evaluations of the Management Agreement and Sub-Advisory Agreements encompassed the Fund and all the funds for which the Board has responsibility. In addition to the Contract Renewal Information, including information presented by management at the Contract Renewal Meeting, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Subadviser to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to the services provided to the Fund by each of the Manager and Subadviser.

The discussion below covers both advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment advisory function being rendered by the Subadviser.

Board Approval of Management Agreement and Sub-Advisory Agreements

In its deliberations regarding the renewal of the Management Agreement and Sub-Advisory Agreements, the Fund’s Board, including the Independent Directors, considered the factors below.

Western Asset Variable Rate Strategic Fund Inc.	33

Board approval of management and subadvisory agreements (unaudited) continued

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements

The Board received and considered Contract Renewal Information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board also reviewed Contract Renewal Information regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a 1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the Contract Renewal Information, the Board’s discussions with the Manager and Western Asset at the Contract Renewal Meeting, and the financial resources available to the parent organization of the Manager and Subadviser, Legg Mason, Inc. (“Legg Mason”).

The Board considered the responsibilities of the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of services provided to the Fund by the Subadviser and others. The Board also considered the brokerage policies and practices of the Manager and Subadviser, the standards applied in seeking best execution, the policies and practices of the Manager and Subadviser regarding soft dollars, the use of a broker affiliated with the Manager or the Subadviser, and the existence of quality controls applicable to brokerage allocation procedures. In addition, the Manager also reported generally to the Board on, among other things, its business plans, recent organizational changes, including Legg Mason’s plans to address the pending retirement of its Chief Executive Officer, and the compensation plan for the Fund’s portfolio managers.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Agreement and the Sub-Advisory Agreements have been satisfactory under the circumstances.

Fund Performance

The Board received and considered performance information and analyses (the “Lipper Performance Information”) for the Fund, as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Performance Universe consisted of the Fund and all closed-end leveraged global income funds, as classified by Lipper, regardless of asset size or primary distribution

34	Western Asset Variable Rate Strategic Fund Inc.

channel. The Board noted that it had received and discussed with the Manager and Subadviser information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s) and, at the Board’s request, its peer funds as selected by Lipper. The Performance Universe consisted of six funds for the 1-year period ended June 30, 2007.

The Lipper Performance Information comparing the Fund’s performance to that of the Performance Universe based on net asset value per share showed, among other things, that the Fund’s performance for the 1-year period ended June 30, 2007 was ranked sixth among the six funds in the Performance Universe. The Manager noted that the Subadviser assumed responsibility for the Fund in December 2005. The Manager noted further that the Fund’s variable rate mandate put it at a disadvantage to the other funds in the Performance Universe, which do not have such a mandate. As interest rates fell over the past year, the Fund, because of its variable rate constraint, did not benefit from price appreciation of portfolio holdings to the same extent as other funds in the Performance Universe. The Manager also observed that the small number of funds in the Performance Universe, which included other funds managed by Western Asset, made meaningful comparisons difficult. The Board also considered the Fund’s performance in relation to its benchmark(s) and in absolute terms.

Based on its review, which included consideration of all of the factors noted above, the Board concluded that, under the circumstances, the Fund’s performance supported continuation of the Management Agreement and Sub-advisory Agreements for an additional period not to exceed one year.

Management Fees and Expense Ratios

The Board reviewed and considered the management fee (the “Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the compensation paid to Western Asset Limited is paid by Western Asset. Accordingly, the retention of Western Asset Limited does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information and analyses prepared by Lipper (the “Lipper Expense Information”) comparing the Management Fee and the Fund’s overall expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Lipper for the 1-year period ended June 30, 2007. The Expense Universe consisted of the Fund and all other closed-end leveraged global income funds, as classified by Lipper. The Expense Universe consisted of six funds, including the Fund, with assets ranging from $125.4 million to $1.7 billion.

The Lipper Expense Information comparing the Management Fee as well as the Fund’s actual total expenses to the Fund’s Expense Universe showed that, on

Western Asset Variable Rate Strategic Fund Inc.	35

Board approval of management and subadvisory agreements (unaudited) continued

the basis of common assets only, the contractual Management Fee was ranked first among the six funds in the Expense Universe; the actual Management Fee (i.e., giving effect to any voluntary fee waivers implemented by the Manager and managers of the other funds in the Expense Group) was ranked second among the funds in the Expense Universe; and the Fund’s actual total expenses ranked third among the funds in the Expense Universe. The Lipper Expense Information showed that, on the basis of both common and leveraged assets, the Fund’s contractual Management Fee was ranked first among the six funds in the Expense Universe; the Fund’s actual Management Fee was ranked second among the funds in the Expense Universe; and the Fund’s actual total expenses ranked fourth among the funds in the Expense Universe. The Manager noted that the small number of funds in the Expense Universe, which included two other funds managed by Western Asset, made meaningful comparisons difficult.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts. The Board was advised that the fees paid by such other clients generally are lower, and may be significantly lower, than the Management Fee. The Contract Renewal Information discussed the significant differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Contract Renewal Information included an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Taking all of the above into consideration, the Board determined that the Management Fee and the sub-advisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager Profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data, together with a report from an outside consultant that had reviewed the Manager’s methodologies. The profitability to the Subadviser was not considered to be a material factor in the Board’s considerations since the Subadviser’s fee is paid by the Manager, not the Fund. The profitability analysis presented to the Board as part of the

36	Western Asset Variable Rate Strategic Fund Inc.

Contract Renewal Information indicated that profitability to the Manager in providing services to the fund had increased substantially over the period covered by the analysis. However, the Board noted that the Manager had implemented a new revenue and cost allocation methodology in 2007 which was used in preparing the profitability analysis presented at the Contract Renewal Meeting and that the methodology was subject to further review and refinement. The Board did not consider profitability to the Manager in providing services to the Fund to be such as to support a determination against continuation of the Management Agreement and Sub-Advisory Agreements in light of the nature, scope and quality of such services, but determined that continued monitoring of profitability would be merited given the substantial increase reflective in the profitability analysis.

Economies of Scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end Fund with no current plans to seek additional assets beyond maintaining its dividend reinvestment plan, any significant growth in its assets generally will occur through appreciation in the value of the Fund’s investment portfolio, rather than sales of additional shares in the Fund. The Board noted further the favorable Expense Universe rankings of the Management Fee in the Lipper Expense Information. The Board determined that the Management Fee structure was appropriate under present circumstances.

Other Benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and its affiliates as a result of their relationship with the Fund, including the opportunity to obtain research services from brokers who effect Fund portfolio transactions.

* * * * * *

In light of all of the foregoing, the Board determined that, under the circumstances, continuation of the Management Agreement and Sub-Advisory Agreements would be consistent with the interests of the Fund and its shareholders and unanimously voted to continue each Agreement for a period of one additional year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve continuation of the Management Agreement and Sub-Advisory Agreements, and each Board member attributed different weights to the various factors. The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to the Contract Renewal Meeting, the Board received a memorandum discussing its responsibilities in connection with the proposed

Western Asset Variable Rate Strategic Fund Inc.	37

Board approval of management and subadvisory agreements (unaudited) continued

continuation of the Management Agreement and Sub-Advisory Agreements from Fund counsel and the Independent Directors separately received a memorandum discussing such responsibilities from their independent counsel. Prior to voting, the Independent Directors also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager were present.

38	Western Asset Variable Rate Strategic Fund Inc.

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Variable Rate Strategic Fund Inc. was held on January 23, 2008, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting.

NOMINEES	Votes For	Votes Withheld
Leslie H. Gelb	6,739,078	721,435
William R. Hutchinson	6,740,497	720,016
R. Jay Gerken	6,738,931	721,931

At April 30, 2008, in addition to Leslie H. Gelb, R. Jay Gerken and William R. Hutchinson, the other Directors of the Fund were as follows:

Carol L. Colman
Daniel P. Cronin
Paolo M. Cucchi
Riordan Roett
Jeswald W. Salacuse

Western Asset Variable Rate Strategic Fund Inc.	39

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all distributions, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company (“AST”), as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by AST, as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2) If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the distribution payment date, or (b) the record date for the next succeeding distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in noncertificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

40	Western Asset Variable Rate Strategic Fund Inc.

You may withdraw from the Plan by notifying the Plan Agent in writing at 59 Maiden Lane, New York, New York 10038 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets. Investors will be subject to income tax on amounts reinvested under the plan.

Automatically reinvesting distributions does not mean that you do not have to pay income taxes due upon receiving distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-888-888-0151.

Western Asset Variable Rate Strategic Fund Inc.	41

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Western Asset Variable Rate Strategic Fund Inc.

Directors	Investment manager
Carol L. Colman	Legg Mason Partners Fund
Daniel P. Cronin	Advisor, LLC
Paolo M. Cucchi
Leslie H. Gelb	Subadvisers
R. Jay Gerken, CFA	Western Asset Management
Chairman	Company
William R. Hutchinson	Western Asset Management
Riordan Roett	Company Limited
Jeswald W. Salacuse
Custodian
Officers	State Street Bank and
R. Jay Gerken, CFA	Trust Company
President and Chief Executive Officer	225 Franklin Street
Kaprel Ozsolak	Boston, Massachusetts 02110
Chief Financial Officer and Treasurer
Ted P. Becker	Transfer agent
Chief Compliance Officer	American Stock Transfer &
Robert I. Frenkel	Trust Company
Secretary and Chief Legal Officer	59 Maiden Lane
Thomas C. Mandia	New York, New York 10038
Assistant Secretary
Steven Frank	Independent registered public
Controller	accounting firm
Albert Laskaj	KPMG LLP
Controller	345 Park Avenue
New York, New York 10154
Western Asset
Variable Rate	Legal counsel
Strategic Fund Inc.	Simpson Thacher & Bartlett LLP
55 Water Street	425 Lexington Avenue
New York, New York 10041	New York, New York 10017-3909

New York Stock Exchange Symbol
GFY

Western Asset Variable Rate Strategic Fund Inc.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.
55 Water Street
New York, New York 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Variable Rate Strategic Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

WAS04036 5/08 SR08-569

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

Item 4.	Principal Accountant Fees and Services

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an SEMI-ANNUAL report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Variable Rate Strategic Fund Inc.

Date: June 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Variable Rate Strategic Fund Inc.

Date: June 2, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Western Asset Variable Rate Strategic Fund Inc.

Date: June 2, 2008